Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Assumed at their Acquisition Date Fair Value
The following table represents the allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their acquisition-date fair values:

	December 31, 2022	Adjustment	June 30, 2023
Purchase Price
Purchase Price	$19,900,000		$19,900,000
Purchase Price Allocation
Cash	$17,081,602		$17,081,602
Restricted cash	16,306,547		16,306,547
Accounts receivable	321,198		321,198
Unbilled receivable	646,189		646,189
Prepaid expenses and other current assets	1,751,371		1,751,371
Property and equipment	921,680	(159,920)	761,760
Operating lease—right of use assets	2,555,375		2,555,375
Goodwill	3,454,143	198,140	3,652,283
Trademarks	800,000		800,000
Customer relationships	840,000		840,000
Security deposits	1,240,889		1,240,889
Account payable	(150,328)		(150,328)
Accrued expenses	(4,554,280)	(38,220)	(4,592,500)
Accrued fiduciary obligations	(16,306,547)		(16,306,547)
Operating lease liabilities	(4,816,490)		(4,816,490)
Deferred revenue	(191,349)		(191,349)

Total fair value of net assets acquired and liabilities assumed	$19,900,000	$—	$19,900,000

The

Company recorded a measurement period adjustment to goodwill for the three months ended June 30, 2023 for property and equipment of $
159,920
, that was subsequently identified as not received during the acquisition, and accrued expenses of $
2,250
, relating to
pre-acquisition
liabilities.
The
Company recorded a measurement period adjustment to goodwill for the six months ended June 30, 2023 for property and equipment of $159,920, that was subsequently identified as not received during the acquisition, and accrued expenses of $38,220, relating to pre-acquisition
liabilities.

Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods

	Acquisition Fair Value	Useful Life in Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years

Summary of Unaudited Pro Forma Information

	Three Months Ended June 30, 2022 (pro forma)	Six Months Ended June 30, 2022 (pro forma)
Revenue	$10,356,740	$21,933,145
Net loss	(9,926,040)	(20,694,241)

Maestro
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Assumed at their Acquisition Date Fair Value
The following table represents the preliminary allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their preliminary estimated acquisition-date fair values:

Purchase Price
Purchase Price	$19,900,000

Purchase Price Allocation
Cash	$17,081,602
Restricted cash	16,306,547
Accounts receivable	321,198
Unbilled receivable	646,189
Prepaid expenses and other current assets	1,751,371
Property and equipment	921,680
Operating lease - right of use assets	2,555,375
Goodwill	3,454,143
Trademarks	800,000
Customer relationships	840,000
Security deposits	1,240,889
Account payable	(150,328)
Accrued expenses	(4,554,280)
Accrued fiduciary obligations	(16,306,547)
Operating lease liabilities	(4,816,490)
Deferred revenue	(191,349)

Total fair value of net assets acquired and liabilities assumed	$19,900,000

Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods
The following table summarizes the estimated fair values of Maestro’s identifiable intangible assets, their estimated useful lives and expected amortization periods:

	Acquisition Fair Value	Useful Life in Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years

Summary of Unaudited Pro Forma Information
The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2021:

	Year Ended December 31, 2022 (pro forma)	Year Ended December 31, 2021 (pro forma)
Revenue	$40,406,192	$37,809,557
Net loss	(39,774,661)	(44,417,127)

Continental Benefits
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Assumed at their Acquisition Date Fair Value
The following table represents the allocation of the purchase consideration among the Marpai Administrators’ assets acquired and liabilities assumed at their estimated acquisition-date fair values:

Purchase Price
Equity value	$13,262,000
Cash acquired	(4,762,000)

Total purchase price paid, net of cash acquired	$8,500,000

Purchase Price Allocation
Restricted cash	$6,622,035
Accounts receivable	92,231
Prepaid expenses and other current assets	131,414
Property and equipment	1,601,990
Noncompete agreements	990,000
Capitalized software	1,200,000
Operating lease - right of use assets	1,763,960
Goodwill	2,382,917
Trademarks	1,520,000
Patents and patent applications	650,000
Customer relationships	2,920,000
Security deposits	54,869
Account payable	(925,608)

Accrued expenses	(1,267,708)
Accrued fiduciary obligations	(4,070,908)
Operating lease liabilities	(1,763,960)
Deferred tax liability	(2,151,012)
Deferred revenue	(1,205,220)
Other long-term liabilities	(45,000)

Total fair value of net assets acquired and liabilities assumed	$8,500,000

Summary of Unaudited Pro Forma Information
The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2021:

Year Ended December 31, 2021 (pro forma)
Revenue	$18,441,875
Net loss	(18,034,702)

Marpai Administrators
Business Acquisition [Line Items]
Summary of Identifiable Intangible Assets at Estimated Fair Values and Useful Lives with Expected Amortization Periods
The following table summarizes the estimated fair values of Marpai Administrators’ identifiable intangible assets, their estimated useful lives and expected amortization periods:

	Acquisition Fair Value	Useful Life in Years
Trademarks	$1,520,000	10 Years
Noncompete agreements	990,000	5 Years
Customer relationships	2,920,000	7 Years
Patents and patent applications	650,000	(*)

(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.